Selling expenses	12 Months Ended
Dec. 31, 2022
Disclosure of selling expenses [Abstract]
Selling expenses
Note 6 - Selling expenses

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0	2 0 2 2
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	22,167	22,597	21,514	6,297
Personnel services	3,344	(*)1,890	(*)2,879	950
Transportation and maintenance	20,682	19,589	20,132	5,876
Vehicles	3,898	3,165	3,330	1,107
Advertising and promotion	14,919	9,225	9,461	4,238
Depreciation and amortization	2,713	2,899	2,565	771
Share based payment expense	436	-	-	124
Others	5,947	(*) 6,504	(*) 6,109	1,690
	74,106	65,869	65,990	21,053

(*) Reclassified